Organization and Business Operation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 29, 2022	Jun. 28, 2022
Organization and Business Operation (Details) [Line Items]
Net tangible assets	$ 50,000,001
Cash	2,500,000
Accumulated deficit	(12,188,553)	$ (1,074,151)
Loss from operations	$ 11.1
Going concern	1 year
Merger Agreement [Member]
Organization and Business Operation (Details) [Line Items]
Business acquisition cost of acquired	$ 20,000,000		$ 20,000,000
Series AA Preferred Stock [Member]
Organization and Business Operation (Details) [Line Items]
Preferred stock, shares outstanding (in Shares)	5,000,000	5,000,000		105,000,000
Cash	$ 500,000
Equity Finance [Member] | Merger Agreement [Member]
Organization and Business Operation (Details) [Line Items]
Business acquisition cost of acquired			15,000,000
Equity Linked Finance [Member] | Merger Agreement [Member]
Organization and Business Operation (Details) [Line Items]
Business acquisition cost of acquired			$ 5,000,000